SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

On October 12, 2024, the Company obtained a loan of RMB 1.9 million (US$271,142) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch with interest at 3.35%, which was due October 15, 2025. For presentation purposes, RMB 1.9 million (US$271,142) is classified as a long-term loan.

On December 20, 2024, Leishen Energy Holding Co., Ltd. (the “Company”) (Nasdaq: LSE) consummated its initial public offering (the “IPO”) of 1,375,000 ordinary shares, par value $0.001 per share (each, an “Ordinary Share” and the Ordinary Shares sold in the IPO are hereafter referred as the “IPO Shares”). The Company also granted its underwriters a 45-day option to purchase up to an additional 206,250 Ordinary Shares to cover over-allotments (the “Over-Allotment Shares”), if any (the “Over-Allotment Option”).

On January 8, 2025, the Company issued and sold 150,000 additional Ordinary Shares at a price of $4.00 per share, pursuant to the partial exercise of the Over-Allotment Option, resulting in additional gross proceeds of $600,000. As a result, the Company raised aggregate gross proceeds of $6,100,000 in the IPO, including the exercise of the Over-Allotment Option, prior to deducting underwriting discounts and commissions and offering expenses payable by the Company.